Gains and Losses Recorded in Consolidated Statement of Income Related to Fair Value Hedges (Detail) (Asset And Liability Management, FAIR VALUE HEDGES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ (18.6)	$ 5.9	$ 137.8
Available for Sale Investment Securities | Interest Rate Swap Contracts | Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	26.3	(48.4)	(56.6)
Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ (44.9)	$ 54.3	$ 194.4